MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Investment Property Explanatory Abstract
MINERAL PROPERTY INTERESTS

6. MINERAL PROPERTY INTERESTS

Extra High Claims

The Company holds a 33% interest in the Extra High Claims located in British Columbia. The Extra High Claims expire on December 25, 2019.

Ontario Mineral Leases (Lithium)

During the year ended December 31, 2008, the Company sold all of its Ontario Mineral Leases (Lithium). In the event that the Ontario Mineral Leases (Lithium) are placed into commercial production, then the Company is entitled to receive a 0.5% gross receipts royalty after six months from the date of commencement of commercial production from the Ontario Mineral Leases (Lithium).